Annual Total Returns[BarChart] - Nationwide Bailard Cognitive Value Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.47%	15.23%	29.65%	5.55%	(3.65%)	25.35%	3.58%	(17.16%)	20.83%	8.47%